CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,067	$ 152
Restricted deposit (short term)	44	34
Trade account receivables (net of allowance for doubtful account 2014- $60 thousands, 2013- $60 thousands)	901	1,013
Other receivables	110	120
Inventories	965	865
Total current assets	3,087	2,184
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	194	296
Other long-term receivables and investment	79	87
Total investments and long-term receivables	273	383
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	27	31
OTHER ASSETS
Goodwill	242	242
Total assets	3,629	2,840
CURRENT LIABILITIES:
Credit from banks	183	183
Current Maturities of Long Term Loan from Shareholders and Other	170	370
Trade account payable	637	738
Deferred income	578	38
Other payables	457	523
Total current liabilities	2,025	1,852
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)	484	838
Other Long Terms Liabilities	526	708
Accrued severance pay	207	314
Total long-term liabilities	1,217	1,860
Total liabilities	3,242	3,712
SHAREHOLDERS' EQUITY (DEFICIENCY):
Share capital - ordinary shares of NIS 1 par value (Ordinary Shares); Authorized - 120,000,000 Ordinary Shares as of December 31, 2014 and 2013 Issued and outstanding: December 31, 2014 - 85,184,782 Ordinary shares December 31, 2013 - 80,798,290 Ordinary shares	19,775	18,554
Additional paid-in capital	22,874	23,494
Accumulated deficit	(42,262)	(42,920)
Total shareholders' Equity	387	(872)
Total liabilities and shareholders' Equity	$ 3,629	$ 2,840